Long-term debt - 2029, 2027 and 2025 Note Activity (Details) - USD ($) $ in Thousands								12 Months Ended
	Jul. 05, 2022	Jun. 10, 2022	May 13, 2022	Apr. 22, 2022	Oct. 13, 2020	Apr. 12, 2017	Jun. 28, 2016	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 27, 2023	Apr. 27, 2022	Sep. 11, 2020	Apr. 04, 2017	Sep. 27, 2013
Debt Instrument [Line Items]
Total payments								$ 723,663
2023 Notes
Debt Instrument [Line Items]
Principal amount issued															$ 473,767
Principal amount redeemed	$ (1,300)	$ (123,000)		$ (59,239)	$ (131,476)	$ (45,698)	$ (80,000)			$ (14,830)	$ (18,224)
Redemption average price (as a percent)	102.30%	104.58%		105.36%	100.50%	104.00%	98.00%			109.45%
Redemption early price (as a percent)					1.0550	1.0700	1.0100
Redemption price, amount	$ (1,330)	$ (128,636)		$ (62,414)	$ (138,474)	$ (48,885)	$ (80,800)			$ (16,231)	$ (18,224)
Total payments								0	$ 18,224
2027 Notes
Debt Instrument [Line Items]
Principal amount issued					$ 138,354								$ 150,000	$ 265,000
Principal amount redeemed			$ (150,000)					$ (2,000)	$ (4,721)	$ (17,368)
Redemption average price (as a percent)			99.94%					95.20%	98.01%	105.74%
Redemption early price (as a percent)			1.0300
Redemption price, amount			$ (154,407)					$ (1,904)	$ (4,627)	$ (18,364)
Total payments								379,265	381,265
2029 Notes
Debt Instrument [Line Items]
Principal amount issued												$ 350,000
Principal amount redeemed								$ (3,000)	$ (12,800)
Redemption average price (as a percent)								93.76%	93.87%
Redemption price, amount								$ (2,813)	$ (12,015)
Total payments								$ 334,200	$ 337,200